Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 85% - Class I
Expense Example, No Redemption:
1 Year	$ 75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Asset Manager 85% - Class A
Expense Example, No Redemption:
1 Year	669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Asset Manager 85% - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,859
Fidelity Advisor Asset Manager 85% - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Asset Manager 85% - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762